Not FDIC Insured May Lose Value No Bank Guarantee
39026-Q1PH

Schedule of Investments
(unaudited)
Putnam Municipal Opportunities Trust 2
Notes to Schedule of Investments 13

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited), July 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 149.1%
Alabama 0.2%
a ,b
Baldwin County Industrial Development Authority , Novelis Corp. , Revenue , 144A, 2025
A , Mandatory Put , 5% , 6/01/32 ........................................ $ 500,000 $ 499,349
Alaska 1.8%
Alaska Industrial Development & Export Authority , Dena' Nena' Henash , Revenue ,
2019 A , 4% , 10/01/44 ............................................... 6,050,000 5,212,188
Arizona 3.3%
Arizona Industrial Development Authority ,
b
BASIS Schools, Inc. Obligated Group , Revenue , 144A, 2017 D , Refunding , 5% ,
7/01/51 ........................................................ 510,000 459,707
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 A , 4% ,
11/01/46 ....................................................... 2,855,000 2,333,100
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/41 ............. 720,000 630,078
b
Industrial Development Authority of the City of Phoenix Arizona (The) , BASIS Schools,
Inc. Obligated Group , Revenue , 144A, 2015 A , Refunding , 5% , 7/01/35 ......... 1,000,000 1,000,223
b
Industrial Development Authority of the County of Pima (The) ,
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 6.25% ,
11/15/35 ....................................................... 1,750,000 1,833,900
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 7% ,
11/15/57 ....................................................... 350,000 361,553
Maricopa County Industrial Development Authority ,
b
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 2,050,000 2,117,436
Horizon Community Learning Center, Inc. , Revenue , 2016 , Refunding , 5% , 7/01/35 750,000 751,127
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/36 ......... 350,000 344,290
9,831,414
California 9.0%
b
California Community Housing Agency , Aster Apartments , Revenue, Senior Lien , 144A,
2021 A-1 , 4% , 2/01/56 .............................................. 550,000 436,627
California Housing Finance Agency , Revenue , 2021-1 , A , 3.5% , 11/20/35 .......... 1,959,023 1,829,000
California Municipal Finance Authority ,
HumanGood California Obligated Group , Revenue , 2021 , 4% , 10/01/49 ......... 2,700,000 2,167,673
Terry Manor Senior Housing LP , Revenue , 2024 A , FNMA Insured , 4.2% , 8/01/40 .. 2,885,000 2,742,858
b
California School Finance Authority , Vista Charter Public Schools Obligated Group ,
Revenue , 144A, 2021 A , 4% , 6/01/61 ................................... 1,455,000 1,029,286
City of Long Beach ,
Airport System , Revenue , 2022 C , AG Insured , 5% , 6/01/42 .................. 750,000 751,085
Airport System , Revenue , 2022 C , AG Insured , 5.25% , 6/01/47 ............... 1,250,000 1,248,632
City of Los Angeles , Community Facilities District No. 11 , Special Tax , 2021 , 4% ,
9/01/38 ......................................................... 1,000,000 926,357
b
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% ,
4/01/57 ........................................................ 1,270,000 873,418
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 1,450,000 918,442
Dublin , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 2/01/57 .................. 1,900,000 1,241,990
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 2,225,000 1,575,657
Parallel-Anaheim , Revenue , 144A, 2021 A , 4% , 8/01/56 ..................... 2,815,000 2,388,119
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 3,235,000 2,157,565
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series , 2023 C , Refunding , 5.5% , 5/01/39 ................. 5,765,000 6,179,695
26,466,404
Colorado 4.5%
City & County of Denver ,
Airport System , Revenue , 2022 A , 5.5% , 11/15/35 ......................... 1,500,000 1,646,938

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City & County of Denver, (continued)
Airport System , Revenue , 2022 A , 5% , 11/15/37 ........................... $ 1,025,000 $ 1,065,613
Airport System , Revenue , 2022 A , 5.5% , 11/15/38 ......................... 1,500,000 1,605,902
Airport System , Revenue , 2022 A , 4.125% , 11/15/47 ....................... 5,000,000 4,320,212
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2016 , Refunding , 5% , 1/01/37 ................................. 550,000 549,976
Denver Health & Hospital Authority , Revenue , 2025 A , 5.125% , 12/01/50 .......... 1,500,000 1,446,669
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 3% , 7/15/37 ............................................. 850,000 728,114
b
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 1,225,000 1,293,560
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 4.25% , 12/01/50 ................. 550,000 462,700
13,119,684
Connecticut 0.7%
b
Harbor Point Infrastructure Improvement District , Tax Allocation , 144A, 2017 ,
Refunding , 5% , 4/01/39 ............................................. 2,000,000 2,003,974
Florida 8.3%
b
Capital Trust Authority , Madrone Florida Tech Student Housing I LLC , Revenue , 144A,
2025 A , 5.375% , 7/01/65 ............................................ 185,000 170,054
City of Miami , Revenue , 2024 A , 5.5% , 1/01/49 ............................. 6,340,000 6,656,035
b
County of Palm Beach , Provident Group-PBAU Properties LLC , Revenue , 144A, 2019
A , 5% , 4/01/39 .................................................... 1,600,000 1,555,112
c
East Nassau Stewardship District , Special Assessment , 2025 , 6.25% , 5/01/56 ...... 450,000 450,486
Florida Development Finance Corp. ,
b
Revenue , 144A, 2021 A , 4% , 7/01/51 ................................... 500,000 383,097
River City Education Obligated Group , Revenue , 2022 B , Refunding , 5% , 7/01/42 . 460,000 445,508
River City Education Obligated Group , Revenue , 2022 B , Refunding , 5% , 7/01/51 . 1,300,000 1,196,251
River City Education Obligated Group , Revenue , 2022 B , Refunding , 5% , 7/01/57 . 680,000 616,491
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... 1,500,000 1,353,827
Florida Higher Educational Facilities Financing Authority ,
Florida Institute of Technology, Inc. , Revenue , 2019 , 4% , 10/01/39 ............. 800,000 704,267
St. Leo University, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% , 3/01/44 .. 1,500,000 1,113,505
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 1,500,000 1,503,512
Lakewood Ranch Stewardship District , Assessments , Special Assessment , 2023 , 6.3% ,
5/01/54 ......................................................... 1,335,000 1,366,083
Palermo Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.5% , 6/15/55 ................................................ 250,000 244,177
Palm Beach County Health Facilities Authority , Jupiter Medical Center Obligated Group ,
Revenue , 2022 , 5% , 11/01/47 ........................................ 1,515,000 1,448,674
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/39 ......... 500,000 479,963
b
Southeast Overtown Park West Community Redevelopment Agency , Tax Allocation ,
144A, 2014 A-1 , 5% , 3/01/30 ......................................... 305,000 305,440
b
Village Community Development District No. 13 , Phase II , Special Assessment , 144A,
2020 , 3% , 5/01/35 ................................................. 2,390,000 2,116,565
b
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4.55% , 5/01/44 ......................... 500,000 462,072
Phase I , Special Assessment , 144A, 2023 , 5% , 5/01/43 ..................... 1,000,000 966,935
Volusia County Educational Facility Authority , Embry-Riddle Aeronautical University,
Inc. , Revenue , 2020 A , Refunding , 4% , 10/15/39 .......................... 600,000 569,964

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Woodcreek Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.5% , 5/01/55 ..................................... $ 200,000 $ 181,808
24,289,826
Georgia 4.9%
DeKalb County Housing Authority , HADC 1086 on Montreal LLC , Revenue , 2024 ,
4% , 3/01/34 ...................................................... 5,000,000 4,897,892
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2021 A , 3% , 2/15/51 .......................... 2,330,000 1,567,267
a
Main Street Natural Gas, Inc. , Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 ..... 2,670,000 2,821,821
Municipal Electric Authority of Georgia ,
Revenue , 2021 A , Refunding , 4% , 1/01/51 ............................... 500,000 419,236
Revenue , 2021 A , Refunding , 5% , 1/01/56 ............................... 650,000 619,409
Revenue , 2023 A , AG Insured , 5% , 7/01/55 .............................. 1,700,000 1,691,192
Revenue , 2024 A , Refunding , 5.25% , 1/01/49 ............................. 1,000,000 1,022,384
Paulding County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2022 A , Refunding , 5% , 4/01/43 ............................... 1,400,000 1,416,220
14,455,421
Hawaii 1.3%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2025 A ,
Refunding , 5% , 7/01/37 ............................................. 2,000,000 2,213,358
State of Hawaii , Harbor System , Revenue , 2020 A , Refunding , 4% , 7/01/34 ........ 1,625,000 1,628,924
3,842,282
Illinois 11.9%
Chicago Board of Education ,
GO , 2015 C , 5.25% , 12/01/39 ........................................ 2,250,000 2,210,498
GO , 2017 H , 5% , 12/01/36 ........................................... 500,000 485,324
Chicago Midway International Airport , Revenue, Senior Lien , 2023 C , Refunding , 5% ,
1/01/40 ......................................................... 2,250,000 2,264,888
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2018 A , Refunding , 5% , 1/01/37 ..................... 300,000 304,255
Customer Facility Charge , Revenue, Senior Lien , 2023 , Refunding , BAM Insured ,
5.25% , 1/01/42 .................................................. 1,465,000 1,504,420
City of Chicago ,
GO , 2023 A , 5% , 1/01/35 ............................................ 2,500,000 2,576,456
GO , 2025 E , 6% , 1/01/44 ............................................ 1,750,000 1,822,840
Illinois Finance Authority ,
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/37 ......................... 1,000,000 983,731
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/47 ......................... 2,000,000 1,821,049
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/35 ........................................................ 1,025,000 1,024,974
Riverside Health System Obligated Group , Revenue , 2016 , Refunding , 4% , 11/15/34 500,000 498,736
University of Illinois , Revenue , 2023 A , 5.25% , 10/01/53 ..................... 2,500,000 2,511,231
Metropolitan Pier & Exposition Authority ,
d
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2002 A , NATL
Insured , 3.62%, 12/15/30 .......................................... 12,000,000 9,911,702
d
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2017 B ,
Refunding , 4.604%, 12/15/37 ....................................... 1,000,000 757,356
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2020 A ,
Refunding , 4% , 6/15/50 ............................................ 5,000,000 3,999,464
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 1,000,000 789,678

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois , GO , 2018 A , 5% , 5/01/38 ................................. $ 1,500,000 $ 1,521,057
34,987,659
Indiana 1.2%
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 1,750,000 1,781,308
Indiana Finance Authority , Indiana Masonic Home, Inc. Obligated Group , Revenue ,
2025 B , 5.5% , 5/01/54 .............................................. 455,000 433,576
Silver Creek School Building Corp. , Silver Creek School Corp. , Revenue , 2021 , 3% ,
1/15/42 ......................................................... 1,600,000 1,251,839
3,466,723
Iowa 0.6%
Iowa Finance Authority , Lifespace Communities, Inc. Obligated Group , Revenue , 2021
A , Refunding , 4% , 5/15/46 ........................................... 2,000,000 1,619,794
Kentucky 0.1%
Louisville Regional Airport Authority , Revenue , 2014 A , Refunding , 5% , 7/01/31 ..... 385,000 385,158
Louisiana 2.0%
Louisiana Public Facilities Authority , Calcasieu Bridge Partners LLC , Revenue, Senior
Lien , 2024 , 5.75% , 9/01/64 ........................................... 1,750,000 1,777,929
a
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 A-3 , Refunding ,
Mandatory Put , 2.2% , 7/01/26 ........................................ 3,010,000 2,985,631
Tangipahoa Parish Hospital Service District No. 1 , Revenue , 2021 , Refunding , 4% ,
2/01/42 ......................................................... 1,250,000 1,107,847
5,871,407
Maryland 1.1%
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2018 A , Refunding ,
5% , 1/01/36 ...................................................... 450,000 451,998
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4.25% , 7/01/50 1,350,000 1,136,510
Morgan View & Thurgood Marshall Student Housing , Revenue , 2022 A , 6% , 7/01/58 1,725,000 1,793,726
3,382,234
Massachusetts 8.1%
Commonwealth of Massachusetts ,
GO , 2022 C , 5% , 10/01/52 ........................................... 1,980,000 1,996,650
GO , 2024 B , 5% , 5/01/54 ............................................ 7,770,000 7,828,525
Massachusetts Development Finance Agency ,
PRG Medford Properties, Inc. , Revenue , 2025 , 5.5% , 6/01/50 ................ 1,500,000 1,552,495
SABIS International Charter School , Revenue , 2015 , Refunding , 5% , 4/15/33 ..... 1,000,000 1,000,106
UMass Memorial Health Care Obligated Group , Revenue , 2025 N-1 , Refunding ,
5.25% , 7/01/50 .................................................. 5,000,000 4,983,767
UMass Memorial Health Care Obligated Group , Revenue , 2025 N-1 , Refunding ,
4.5% , 7/01/54 ................................................... 4,800,000 4,214,308
Massachusetts Port Authority , Revenue , 2016 B , 4% , 7/01/46 .................. 2,500,000 2,141,791
23,717,642
Michigan 7.3%
City of Detroit , GO , B-1 , 4% , 4/01/44 ..................................... 1,690,341 1,316,225
Detroit City School District , GO , 2001 A , AG Insured , 6% , 5/01/29 ............... 660,000 710,376
Great Lakes Water Authority ,
Sewage Disposal System , Revenue, Senior Lien , 2023 C , 5.25% , 7/01/48 ....... 1,375,000 1,412,100
Sewage Disposal System , Revenue, Senior Lien , 2023 C , 5.25% , 7/01/53 ....... 1,700,000 1,739,352

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority ,
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/42 ........................................................ $ 745,000 $ 610,458
Trinity Health Corp. Obligated Group , Revenue , 2019 A , Refunding , 4% , 12/01/49 . 3,845,000 3,145,150
Michigan State Housing Development Authority , Revenue , 2021 A , 2.73% , 10/01/59 . 1,500,000 893,879
e
Pontiac School District ,
School Building and Site , GO , 2020 , 4% , 5/01/45 .......................... 4,423,530 3,972,402
School Building and Site , GO , 2020 , 4% , 5/01/50 .......................... 4,976,470 4,242,538
State of Michigan , Trunk Line , Revenue , 2021 A , 4% , 11/15/46 ................. 3,725,000 3,309,993
21,352,473
Minnesota 0.7%
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 2,000,000 1,949,378
Missouri 7.6%
Health & Educational Facilities Authority of the State of Missouri ,
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/34 .................................................... 1,085,000 964,436
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/38 .................................................... 1,750,000 1,426,998
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/43 .................................................... 1,150,000 855,761
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/45 .................................................... 1,950,000 1,401,144
Kansas City Industrial Development Authority ,
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/35 ................... 5,925,000 6,053,068
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/46 ................... 3,150,000 3,076,981
City of Kansas City Airport , Revenue , 2020 A , AG Insured , 5% , 3/01/57 ......... 8,980,000 8,630,631
22,409,019
Nevada 3.1%
City of Las Vegas ,
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 1,745,000 1,289,636
Special Improvement District No. 818 , Special Assessment , 2024 , 5% , 12/01/49 ... 1,130,000 1,049,097
b
City of Sparks , Revenue, Senior Lien , 144A, 2019 A , Refunding , 2.75% , 6/15/28 .... 340,000 333,706
a
County of Washoe ,
Sierra Pacific Power Co. , Revenue , 2016 C , Refunding , Mandatory Put , 4.125% ,
10/01/29 ....................................................... 1,500,000 1,499,615
Sierra Pacific Power Co. , Revenue , 2016 F , Refunding , Mandatory Put , 4.125% ,
10/01/29 ....................................................... 4,850,000 4,848,757
9,020,811
New Hampshire 3.8%
New Hampshire Business Finance Authority ,
Revenue , 2024-2 , A , 3.625% , 8/20/39 .................................. 2,729,037 2,486,708
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.125% , 8/15/40 .............. 1,070,000 918,955
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.25% , 8/15/46 ............... 1,210,000 985,496
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.5% , 8/15/55 ................ 2,540,000 2,002,648
St. Luke's Hospital Obligated Group , Revenue , 2021 B , 4% , 8/15/37 ............ 850,000 800,075
St. Luke's Hospital Obligated Group , Revenue , 2021 B , 4% , 8/15/40 ............ 1,040,000 944,509
New Hampshire Health and Education Facilities Authority Act ,
Elliot Hospital Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/38 ....... 500,000 499,998

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Hampshire (continued)
New Hampshire Health and Education Facilities Authority Act, (continued)
Southern New Hampshire Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
10/01/37 ....................................................... $ 2,500,000 $ 2,505,012
11,143,401
New Jersey 0.5%
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 5.5% , 7/01/58 ........................................ 550,000 550,427
South Jersey Transportation Authority , Revenue , 2022 A , 5.25% , 11/01/52 ......... 1,000,000 1,014,535
1,564,962
New Mexico 0.8%
City of Santa Fe ,
El Castillo Retirement Residences Obligated Group , Revenue , 2012 , 5% , 5/15/42 . 1,460,000 1,365,960
El Castillo Retirement Residences Obligated Group , Revenue , 2019 A , 5% , 5/15/44 975,000 894,691
2,260,651
New York 13.3%
Empire State Development Corp. , State of New York Sales Tax , Revenue , 2021 A ,
Refunding , 3% , 3/15/50 ............................................. 1,060,000 729,755
Metropolitan Transportation Authority ,
Revenue , 2017 C-1 , Refunding , 4% , 11/15/35 ............................ 1,000,000 990,820
Revenue , 2024 A , Refunding , 5.5% , 11/15/47 ............................. 8,000,000 8,236,350
New York City Housing Development Corp. ,
Revenue , 2020 I-1 , 2.55% , 11/01/45 .................................... 2,025,000 1,362,422
Revenue , 2020 I-1 , 2.8% , 11/01/60 ..................................... 2,000,000 1,198,216
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2022 B-1 ,
3% , 8/01/48 ...................................................... 5,875,000 4,059,067
New York Counties Tobacco Trust VI , Revenue , 2016 A-2B , Refunding , 5% , 6/01/45 . 1,000,000 852,889
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , BAM Insured , 3% , 11/15/51 ................... 3,500,000 2,387,110
7 World Trade Center II LLC , Revenue , 2022 A , 1 , Refunding , 3% , 9/15/43 ....... 2,335,000 1,768,450
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 2,000,000 1,967,905
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 2,400,000 2,438,934
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/55 .............................. 2,250,000 2,313,398
Laguardia Gateway Partners LLC , Revenue , 2016 A , 5% , 7/01/46 ............. 500,000 476,044
b
Oneida Indian Nation of New York ,
Revenue , 144A, 2024 A , 8% , 9/01/40 ................................... 300,000 306,738
Revenue , 144A, 2024 B , 6% , 9/01/43 ................................... 475,000 496,901
e
Port Authority of New York & New Jersey , Revenue , 218th , 5% , 11/01/49 .......... 2,980,000 2,896,423
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 2,270,000 2,309,773
Triborough Bridge & Tunnel Authority , Sales Tax , Revenue , 2022 A , 5.25% , 5/15/57 .. 4,400,000 4,462,558
39,253,753
North Carolina 1.1%
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 A , 4% ,
3/01/51 ........................................................ 2,250,000 1,708,264
Maryfield, Inc. Obligated Group , Revenue , 2020 A , 5% , 10/01/45 .............. 500,000 446,935
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/44 ................................................... 505,000 489,360

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/49 ................................................... $ 500,000 $ 471,535
3,116,094
Ohio 2.9%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien , 2020 A-2 , 1 , Refunding , 3% , 6/01/48 .................. 3,560,000 2,382,283
Revenue, Senior Lien , 2020 B-2 , 2 , Refunding , 5% , 6/01/55 .................. 2,265,000 1,842,422
Cleveland-Cuyahoga County Port Authority , Playhouse Square Foundation , Revenue ,
2018 , Refunding , 5.5% , 12/01/53 ...................................... 500,000 474,932
County of Montgomery , Kettering Health Network Obligated Group , Revenue , 2016 ,
4% , 8/01/47 ...................................................... 3,000,000 2,518,304
Port of Greater Cincinnati Development Authority , Revenue, Senior Lien , 2024 A ,
Refunding , 5% , 12/01/63 ............................................ 1,250,000 1,211,900
Southeastern Ohio Port Authority , Marietta Area Health Care, Inc. Obligated Group ,
Revenue , 2015 , Refunding , 5.5% , 12/01/43 .............................. 120,000 103,966
8,533,807
Oregon 0.5%
Clackamas County Hospital Facility Authority , Rose Villa, Inc. Obligated Group ,
Revenue , 2020 A , Refunding , 5.25% , 11/15/50 ............................ 1,000,000 891,401
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2016 , Refunding , 5% , 12/01/36 .................. 650,000 636,866
1,528,267
Others 0.8%
f
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , FRN , 2024-ML22 , A-US ,
4.685% , 10/25/40 .................................................. 2,232,166 2,250,504
Pennsylvania 6.5%
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/34 ........................................ 3,480,000 3,642,222
Revenue , 2021 A , AG Insured , 4% , 1/01/46 .............................. 750,000 639,756
Revenue , 2023 A , AG Insured , 5.5% , 1/01/48 ............................. 5,000,000 5,116,599
Bucks County Water and Sewer Authority , Revenue , 2022 A , AG Insured , 5.25% ,
12/01/47 ........................................................ 2,175,000 2,251,363
Cumberland County Municipal Authority , Lutheran Senior Services East Obligated
Group , Revenue , 2016 , Refunding , 5% , 1/01/32 ........................... 200,000 200,124
Lancaster County Hospital Authority ,
Masonic Villages of the Grand Lodge of Pennsylvania , Revenue , 2023 , Refunding ,
5.125% , 11/01/38 ................................................ 2,000,000 2,095,182
Moravian Manors Obligated Group , Revenue , 2019 A , 5% , 6/15/44 ............. 1,000,000 861,793
St. Anne's Retirement Community Obligated Group , Revenue , 2020 , Refunding , 5% ,
3/01/40 ........................................................ 500,000 443,398
St. Anne's Retirement Community Obligated Group , Revenue , 2020 , Refunding , 5% ,
3/01/50 ........................................................ 500,000 390,514
Montgomery County Industrial Development Authority , Public School of Germantown
(The) , Revenue , 2021 A , Refunding , 4% , 10/01/36 ......................... 450,000 420,556
Pennsylvania Economic Development Financing Authority , Commonwealth of
Pennsylvania Motor License Fund , Revenue , 2022 , AG Insured , 5.75% , 12/31/62 .. 1,350,000 1,379,853
b
Philadelphia Authority for Industrial Development ,
g
University of the Arts (The) , Revenue , 144A, 2017 , 5% , 3/15/45 ............... 610,041 305,020

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
b
Philadelphia Authority for Industrial Development, (continued)
University Plaza Associates , Revenue , 144A, 2017 , III , Pre-Refunded , 5.25% ,
12/01/47 ....................................................... $ 1,400,000 $ 1,445,797
19,192,177
Rhode Island 0.9%
Tobacco Settlement Financing Corp. , Revenue , 2015 B , Refunding , 5% , 6/01/50 .... 2,750,000 2,651,313
South Dakota 0.6%
County of Lincoln , Augustana College Association , Revenue , 2021 A , Refunding , 4% ,
8/01/61 ......................................................... 2,355,000 1,673,126
Tennessee 2.0%
Knox County Health Educational & Housing Facility Board , Provident Group - UTK
Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% , 7/01/64 ............... 3,415,000 3,272,009
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 . 2,250,000 1,578,896
Metropolitan Nashville Airport Authority (The) , Revenue , 2022 B , 5.5% , 7/01/42 ..... 1,125,000 1,166,577
6,017,482
Texas 13.0%
Arlington Higher Education Finance Corp. ,
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.75% , 6/15/49 ....... 1,215,000 1,083,012
Uplift Education , Revenue , 2016 A , Refunding , 5% , 12/01/36 ................. 500,000 501,244
Austin-Bergstrom Landhost Enterprises, Inc. ,
Revenue , 2017 , Refunding , 5% , 10/01/34 ................................ 530,000 538,812
Revenue , 2017 , Refunding , 5% , 10/01/35 ................................ 1,045,000 1,058,969
b
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 625,000 591,787
Central Texas Turnpike System , Revenue, First Tier , 2020 A , Refunding , 3% , 8/15/40 2,825,000 2,246,485
b
City of Crandall , River Ridge Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 5.5% , 9/15/55 .......................... 390,000 365,342
b
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 175,000 174,470
b
City of Seagoville , Special Assessment , 144A, 2025 , 6% , 9/15/54 ............... 775,000 772,447
Clifton Higher Education Finance Corp. ,
International Leadership of Texas, Inc. , Revenue , 2018 D , Refunding , 6.125% ,
8/15/48 ........................................................ 1,150,000 1,151,525
International Leadership of Texas, Inc. , Revenue , 2024 A , Refunding , PSF Guaranty ,
4.125% , 8/15/49 ................................................. 1,250,000 1,069,506
International Leadership of Texas, Inc. , Revenue , 2024 A , Refunding , PSF Guaranty ,
4.25% , 8/15/53 .................................................. 4,800,000 4,117,673
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/49 .................................................. 1,000,000 1,019,234
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5% , 2/15/55 .................................................... 1,635,000 1,603,228
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 4.25% , 4/01/48 ... 2,000,000 1,807,650
b
County of Denton , Green Meadows Public Improvement District Improvement Area No.
1 , Special Assessment , 144A, 2025 , 5.625% , 12/31/55 ...................... 775,000 777,477
e
Grand Parkway Transportation Corp. , Tela Supported , Revenue , 2018 A , 5% , 10/01/48 3,500,000 3,419,270
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group , Revenue , 2016 , Refunding , 5% ,
1/01/37 ........................................................ 1,000,000 996,509
YMCA of the Greater Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/33 ... 800,000 770,747
YMCA of the Greater Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/38 ... 1,500,000 1,319,578
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.125% , 10/01/51 .................................................. 650,000 595,644

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Love Field Airport Modernization Corp. , City of Dallas Airport , Revenue , 2015 , 5% ,
11/01/35 ........................................................ $ 1,000,000 $ 1,000,686
Matagorda County Navigation District No. 1 , AEP Texas, Inc. , Revenue , 2005 A ,
Refunding , AMBAC Insured , 4.4% , 5/01/30 ............................... 1,500,000 1,567,815
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing Denton LLC , Revenue , 2018 A-1 , AG Insured , 4.125% ,
7/01/53 ........................................................ 1,000,000 805,100
CHF-Collegiate Housing Denton LLC , Revenue , 2018 B-1 , AG Insured , 4.125% ,
7/01/53 ........................................................ 1,000,000 804,363
Tarrant County Cultural Education Facilities Finance Corp. , Buckner Retirement
Services, Inc. Obligated Group , Revenue , 2016 B , 5% , 11/15/40 ............... 2,000,000 1,939,042
b
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 625,000 556,148
Texas Public Finance Authority ,
Texas Southern University , Revenue , 2023 , BAM Insured , 5.25% , 5/01/40 ....... 400,000 410,381
Texas Southern University , Revenue , 2023 , BAM Insured , 5.25% , 5/01/41 ....... 400,000 407,208
Texas Southern University , Revenue , 2023 , BAM Insured , 5.25% , 5/01/42 ....... 400,000 404,204
Texas Water Development Board , State Water Implementation Revenue Fund for
Texas , Revenue , 2023 A , 4.875% , 10/15/48 .............................. 3,000,000 2,998,794
b
Town of Providence Village , Foree Ranch Public Improvement District Improvement
Area No. 2 , Special Assessment , 144A, 2025 , 5.5% , 9/01/55 ................. 385,000 359,152
Uptown Development Authority ,
City of Houston Reinvestment Zone No. 16 , Tax Allocation , 2021 , Refunding , 3% ,
9/01/39 ........................................................ 725,000 548,681
City of Houston Reinvestment Zone No. 16 , Tax Allocation , 2021 , Refunding , 3% ,
9/01/40 ........................................................ 750,000 552,355
38,334,538
Utah 2.7%
b
Black Desert Public Infrastructure District , Assessment Area 1 , Special Assessment ,
144A, 2024 , 5.625% , 12/01/53 ........................................ 700,000 680,689
Downtown Revitalization Public Infrastructure District , City of Salt Lake City
Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG Insured , 5.5% , 6/01/50 3,000,000 3,129,092
b
MIDA Mountain Village Public Infrastructure District , Mountain Village Assessment Area
2 , Special Assessment , 144A, 2021 , 4% , 8/01/50 .......................... 1,625,000 1,295,572
Utah Infrastructure Agency ,
Revenue , 2022 , 5% , 10/15/37 ........................................ 1,200,000 1,230,248
Revenue , 2023 , 6% , 10/15/47 ........................................ 1,650,000 1,734,400
8,070,001
Virginia 0.4%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/36 ........................................................ 630,000 610,272
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/39 ........................................................ 750,000 689,514
1,299,786
Washington 6.7%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding ,
6.875% , 12/01/49 .................................................. 4,000,000 4,324,096
King County Public Hospital District No. 1 , GO , 2018 , Refunding , 5% , 12/01/38 ..... 2,365,000 2,411,134
Port of Seattle , Revenue , 2022 B , Refunding , 5% , 8/01/40 ..................... 1,000,000 1,011,602
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 2,532,823 2,380,513
Revenue , 2023-1 , A , 3.375% , 4/20/37 .................................. 2,557,930 2,318,232

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington State Housing Finance Commission, (continued)
f
Revenue , FRN , 2024-1 , A , 4.221% , 3/20/40 .............................. $ 895,459 $ 824,298
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/43 ........................................................ 2,030,000 1,984,016
b
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured ,
5.25% , 7/01/55 .................................................. 1,500,000 1,476,303
b
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.25% ,
7/01/59 ........................................................ 2,750,000 2,898,198
19,628,392
Wisconsin 9.2%
Public Finance Authority ,
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... 2,605,808 2,592,440
b
AMCP Franklin LLC , Revenue , 144A, 2025 A-T , 10% , 12/01/60 ............... 715,000 718,263
Beyond Boone LLC , Revenue , 2020 A , AG Insured , 4% , 7/01/34 .............. 300,000 298,681
Beyond Boone LLC , Revenue , 2020 A , AG Insured , 4% , 7/01/38 .............. 435,000 416,732
Beyond Boone LLC , Revenue , 2020 A , AG Insured , 4% , 7/01/40 .............. 500,000 464,663
Beyond Boone LLC , Revenue , 2020 A , AG Insured , 4% , 7/01/45 .............. 600,000 529,214
Beyond Boone LLC , Revenue , 2020 A , AG Insured , 4% , 7/01/50 .............. 700,000 590,890
CFC-SA LLC , Revenue, Senior Lien , 2022 A , 5% , 2/01/62 ................... 700,000 646,856
b
CHF - Manoa LLC , Revenue, Senior Lien , 144A, 2023 A , 5.75% , 7/01/63 ........ 1,000,000 932,685
b
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 1,750,000 1,774,582
b
Mary's Woods at Marylhurst Obligated Group , Revenue , 144A, 2017 A , Refunding ,
5.25% , 5/15/37 .................................................. 250,000 250,211
b
North Carolina Leadership Charter Academy, Inc. , Revenue , 144A, 2019 A , 5% ,
6/15/49 ........................................................ 1,580,000 1,386,499
c
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 525,000 501,274
c
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 675,000 704,999
TrIPs Obligated Group , Revenue , 2012 B , Refunding , 5.25% , 7/01/28 .......... 115,000 115,106
b
UHF Promenade Apts LLC (The) , Revenue , 144A, 2024 , 6.25% , 2/01/39 ........ 1,000,000 998,356
b
UNC Charlotte Marriott Hotel & Conference Center , Revenue , 144A, 2021 A , 4% ,
9/01/51 ........................................................ 750,000 530,669
b
UNC Charlotte Marriott Hotel & Conference Center , Revenue , 144A, 2021 A , 4% ,
9/01/56 ........................................................ 1,000,000 683,560
Wisconsin Health & Educational Facilities Authority ,
Advocate Aurora Health Obligated Group , Revenue , 2018 A , Refunding , 4% , 8/15/35 3,000,000 2,930,585
Froedtert ThedaCare Health Obligated Group , Revenue , 2022 A , Refunding , 4% ,
4/01/37 ........................................................ 3,000,000 2,932,287
Froedtert ThedaCare Health Obligated Group , Revenue , 2022 A , Refunding , 4% ,
4/01/41 ........................................................ 4,865,000 4,455,847
Hmong American Peace Academy Ltd. , Revenue , 2020 , 5% , 3/15/50 ........... 1,000,000 911,200
Sanford Obligated Group , Revenue , 2024 A , 5.5% , 2/15/54 .................. 1,600,000 1,671,735
27,037,334
U.S. Territories 5.7%
District of Columbia 3.8%
District of Columbia ,
Ingleside Presbyterian Retirement Community Obligated Group , Revenue , 2017 A ,
5% , 7/01/52 .................................................... 500,000 431,974
Latin American Montessori Bilingual Public Charter School Obligated Group ,
Revenue , 2020 , Refunding , 5% , 6/01/40 ............................... 2,000,000 1,881,663
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 2/29/36 .............. 1,370,000 1,510,884
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 2/28/37 .............. 1,500,000 1,642,826
Two Rivers Public Charter School, Inc. , Revenue , 2020 , Refunding , 5% , 6/01/40 .. 1,500,000 1,419,771
Two Rivers Public Charter School, Inc. , Revenue , 2020 , Refunding , 5% , 6/01/50 .. 1,500,000 1,320,948

Putnam Municipal Opportunities Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page
15
.
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority ,
e
Dulles Metrorail and Capital Improvement Projects , Revenue, Sub. Lien , 2019 B ,
Refunding , 4% , 10/01/53 ........................................... $ 1,290,000 $ 1,044,333
d
Dulles Toll Road , Revenue, Senior Lien , 2010 A , 4.93%, 10/01/37 ............. 3,700,000 2,060,627
11,313,026
Puerto Rico 1.9%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 1,250,000 1,178,061
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 5,000,000 4,361,247
5,539,308
Total U.S. Territories .................................................................... 16,852,334
Total Municipal Bonds (Cost $ 458,157,677 ) .....................................
438,290,762
a a a a
Short Term Investments 0.2%
U.S. Government and Agency Securities 0.2%
d
U.S. Treasury Bills ,
4.21%, 10/02/25 ................................................... 400,000 397,076
4.21%, 11/06/25 ................................................... 200,000 197,734
594,810
Total U.S. Government and Agency Securities (Cost $ 595,065 ) ....................
594,810
Total Short Term Investments (Cost $ 595,065 ) ..................................
594,810
a
Total Investments (Cost $ 458,752,742 ) 149.3% ..................................
$438,885,572
Remarketed Preferred Shares (47.2) % .........................................
(138,725,000)
Floating Rate Notes Issued (3.5) % .............................................
(10,205,078)
Other Assets, less Liabilities 1.4% .............................................
4,074,793
Net Assets 100.0% ...........................................................
$294,030,287
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $47,343,665, representing 16.1% of net assets.
c
Security purchased on a when-issued basis.
d
The rate shown represents the yield at period end.
e
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
f
The coupon rate shown represents the rate at period end.
g
Defaulted security or security for which income has been deemed uncollectible.

Putnam Municipal Opportunities Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Municipal Opportunities Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Municipal Opportunities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2025 , the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Municipal Opportunities Trust
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.558% ...... $2,605,616 $24,336,850 $(26,942,466) $— $— $— — $30,756
Total Affiliated Securities ... $2,605,616 $24,336,850 $(26,942,466) $— $— $— $30,756
Level 1 Level 2 Level 3 Total
Putnam Municipal Opportunities Trust
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 438,290,762 $ — $ 438,290,762
Short Term Investments ................... — 594,810 — 594,810
Total Investments in Securities ........... $— $438,885,572 $— $438,885,572
a
For detailed categories, see the accompanying Schedule of Investments.

Putnam Municipal Opportunities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.